S-K 1603(a)(7) Direct and Indirect Material Interest Holders	May 06, 2026
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	As a result of their indirect interest in the founder shares through membership interests in our sponsor